Summary of Significant Accounting Policies (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	$ 7,481,411	$ 6,685,387
Revenue From Smart Campus Infrastructure [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	396,102	2,113,485
Revenue From Education Content And Learning Resources [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	294,376	2,875,753
Revenue From Examination And Assessment Services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	51,541	522,208
Revenue From Campus Service Direct Sales [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	3,558,899	30,658
Revenue From A I Application Enterprise Solution Perpetual Platformlicensing And Hardware Sales [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	151,524
Revenue From Smart Campus Infrastructure Over Time [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	24,194
Revenue From Education Content And Learning Resources Over Time [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue		33,775
Revenue From Examination And Assessment Services Over Time [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue		143,050
Revenue From A I Application Enterprise Licensing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	510,175	153,666
Revenue From Campus Service Integrated Campus Management Services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	2,157,834
Revenue From International Education Testing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	92,189
Revenue From A I Application Enterprise Solution Term Based Software Subscription And Equipment Leases [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	$ 244,577	$ 812,792